Finance Costs	12 Months Ended
Dec. 31, 2023
Finance Costs [Abstract]
FINANCE COSTS
5.	FINANCE COSTS

An analysis of finance costs is as follows:

	Year ended December 31,
	2021	2022	2023
	$’000	$’000	$’000
Transaction cost for issuance of the Group’s convertible redeemable preferred shares	758	—	—
Interest expenses on bank and other borrowings	421	295	708
Interest expenses on lease liabilities	158	138	83
Total	1,337	433	791